SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)			12 Months Ended
	Apr. 01, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost of Goods and Services Sold			$ 1,187,953	$ 3,984,493	$ 5,663,877
Cash			2,806,619	115,440
Allowance for Doubtful Accounts Receivable			0	0
Allowance for Doubtful Other Receivables, Current			0	0
Impairment loss of long lived assets			0	0	17,652
ROU assets			119,429	196,435
Lease Payment liability			$ 103,396	188,937
Minimum [Member]
Property, Plant and Equipment, Salvage Value, Percentage			0.00%
Maximum [Member]
Property, Plant and Equipment, Salvage Value, Percentage			5.00%
Shipping and Handling [Member]
Cost of Goods and Services Sold			$ 19,754	$ 420,960	$ 290,130
Product Sales
Percentage of Value Added Tax	13.00%	16.00%
Leasing Services
Percentage of Value Added Tax	9.00%	10.00%